Expenses By Nature (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of Expenses By Nature [Abstract]
Disclosure of Expenses by Nature Explanatory

	For the six months
	ended June 30,
	2024	2025
	RMB’000	RMB’000
Payroll and employee benefits (Note 5(i))	614,013	693,153
Cost of goods sold (Note 12(b))	17,157	35,461
Depreciation and amortization (Note 5(ii))	48,883	73,027
Professional services fee	13,563	73,656
Service fee from a related party (Note 24(c))	65,557	32,379
Outsourcing service fee	26,189	61,734
Utilities and property management fee	14,042	24,823
Listing expense relating to the public offering on Nasdaq	3,634	—
Listing expense relating to the Hong Kong public offering	—	29,068
Others	40,758	66,612
Total cost of revenue, research and development expenses, administrative expenses and selling expenses	843,796	1,089,913
Notes:
(i) Payroll and employee benefits:
Salaries, allowances, bonus and benefits in kind	307,892	445,452
Contributions to defined contribution retirement plan	14,221	28,179
Share-based compensation expenses (Note 21)	291,900	219,522
	614,013	693,153
(ii) Depreciation and amortization:
Property and equipment	28,912	45,372
Right-of-use assets	17,810	25,417
Intangible assets	2,161	2,238
	48,883	73,027

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Payroll and employee benefits (Note 7(i))	802,355	1,497,459	1,953,723
Cost of goods sold (Note 16(b))	192,523	34,138	71,716
Depreciation and amortization (Note 7(ii))	86,552	89,610	101,131
Professional services fee	63,811	46,918	107,178
Service fee from a related party (Note 34)	30,274	111,532	90,055
Outsourcing service fee	27,834	43,239	67,438
Utilities and property management fee	38,210	31,978	35,698
Others	72,814	88,705	107,205
Total cost of revenue, research and development expenses, administrative expenses and selling expenses	1,314,373	1,943,579	2,534,144
Notes:
(i) Payroll and employee benefits:
Salaries, allowances, bonus and benefits in kind	460,221	544,968	728,373
Contributions to defined contribution retirement plan	16,705	20,707	37,483
Share-based compensation expenses (Note 30)	325,429	931,784	1,187,867
	802,355	1,497,459	1,953,723
(ii) Depreciation and amortization:
Property and equipment (Note 11)	50,519	49,090	58,312
Right-of-use assets (Note 12)	31,748	36,205	38,484
Intangible assets (Note 13)	4,285	4,315	4,335
	86,552	89,610	101,131